Income Tax - Tax carry forwards, Unrecognized Deferred Tax Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax
Tax operating loss carry forwards	$ 0	$ 35,032,374
PRC
Income Tax
Undistributed	151,205,387
Provision for Chinese dividend withholding taxes	$ 0